Business Segment and Geographic Information - Revenue by Client Sector (Details) - USD ($)	3 Months Ended			6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Business Segment and Geographic Information
Gross revenues	$ 190,485,000			$ 377,277,000
Contingent consideration to related parties			$ (19,297,000)		$ (29,367,000)
Net revenue	190,485,000			377,277,000
Operating expenses	159,530,000			300,045,000
Operating income	30,955,000			77,232,000
Institutional
Business Segment and Geographic Information
Gross revenues	111,057,000			220,309,000
Wholesale
Business Segment and Geographic Information
Gross revenues	41,945,000			81,376,000
Retail
Business Segment and Geographic Information
Gross revenues	19,939,000			41,145,000
Market Data
Business Segment and Geographic Information
Gross revenues	$ 17,544,000			$ 34,447,000
Predecessor
Business Segment and Geographic Information
Gross revenues			171,015,000		340,518,000
Contingent consideration to related parties			(19,297,000)		(29,367,000)
Net revenue			151,718,000		311,151,000
Operating expenses			111,556,000		223,634,000
Operating income			40,162,000		87,517,000
Predecessor | Institutional
Business Segment and Geographic Information
Gross revenues			102,095,000		204,415,000
Predecessor | Wholesale
Business Segment and Geographic Information
Gross revenues			32,265,000		64,860,000
Predecessor | Retail
Business Segment and Geographic Information
Gross revenues			20,918,000		39,954,000
Predecessor | Market Data
Business Segment and Geographic Information
Gross revenues			$ 15,737,000		$ 31,289,000
Tradeweb Markets LLC | Successor
Business Segment and Geographic Information
Gross revenues		$ 178,637,000
Net revenue		178,637,000
Operating expenses		146,702,000
Operating income		31,935,000
Tradeweb Markets LLC | Successor | Institutional
Business Segment and Geographic Information
Gross revenues		103,971,000
Tradeweb Markets LLC | Successor | Wholesale
Business Segment and Geographic Information
Gross revenues		38,153,000
Tradeweb Markets LLC | Successor | Retail
Business Segment and Geographic Information
Gross revenues		19,780,000
Tradeweb Markets LLC | Successor | Market Data
Business Segment and Geographic Information
Gross revenues		$ 16,733,000
Tradeweb Markets LLC | Predecessor
Business Segment and Geographic Information
Gross revenues						$ 505,771,000	$ 562,968,000	$ 518,404,000
Contingent consideration to related parties						(26,830,000)	(58,520,000)	(26,224,000)
Net revenue						478,941,000	504,448,000	492,180,000
Operating expenses						338,607,000	415,356,000	399,049,000
Operating income						140,334,000	89,092,000	93,131,000
Tradeweb Markets LLC | Predecessor | Institutional
Business Segment and Geographic Information
Gross revenues						301,918,000	318,038,000	285,801,000
Tradeweb Markets LLC | Predecessor | Wholesale
Business Segment and Geographic Information
Gross revenues						99,028,000	118,451,000	109,945,000
Tradeweb Markets LLC | Predecessor | Retail
Business Segment and Geographic Information
Gross revenues						57,766,000	70,857,000	67,471,000
Tradeweb Markets LLC | Predecessor | Market Data
Business Segment and Geographic Information
Gross revenues						$ 47,059,000	$ 55,622,000	$ 55,187,000